Vanguard Tax-Exempt Bond Index Fund and ETF Vanguard Massachusetts Tax-Exempt Fund Vanguard Ohio Long-Term Tax-Exempt Fund

Supplement Dated February 7, 2020, to the Prospectuses and Summary Prospectuses Dated February 26, 2019, and March 29, 2019

Important Changes to Vanguard Tax-Exempt Bond Index Fund and ETF, Vanguard Massachusetts Tax-Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund (each, a "Fund")

Effective immediately, Stephen M. McFee has been named as the sole portfolio manager of the Funds. He replaces Adam M. Ferguson, Mathew M. Kiselak, and James M. D'Arcy, who had previously managed Vanguard Tax-Exempt Bond Index Fund and ETF, Vanguard Massachusetts Tax-Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund, respectively.

Summary Prospectus and Prospectus Changes

The following replaces the Portfolio Manager disclosure under the heading Investment Advisor:

Portfolio Manager

Stephen M. McFee, CFA, Portfolio Manager at Vanguard. He has managed the Fund since February 2020.

Prospectus Text Changes

The following replaces similar text in the Investment Advisor section:

The manager responsible for the day-to-day management of the Fund is:

Stephen M. McFee, CFA, Portfolio Manager and co-lead of the municipal revenue team in Vanguard's Fixed Income Group. He has been with Vanguard since 2005, has worked in investment management since 2007, and has managed the Fund since February 2020. Education: B.A./B.S., East Stroudsburg University; M.S., St. Joseph's University.

© 2020 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

PS 1491 022020

Vanguard Municipal Bond Funds

Vanguard Massachusetts Tax-Exempt Funds

Vanguard Ohio Tax-Free Funds

Supplement Dated February 7, 2020, to the Statements of Additional Information Dated February 26, 2019, and March 29, 2019

Important Change to Vanguard Tax-Exempt Bond Index Fund and ETF, Vanguard Massachusetts Tax- Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund (each, a "Fund")

Effective immediately, Stephen M. McFee has been named as the sole portfolio manager of the Funds. He replaces Adam M. Ferguson, Mathew M. Kiselak, and James M. D'Arcy, who had previously managed Vanguard Tax-Exempt Bond Index Fund and ETF, Vanguard Massachusetts Tax-Exempt Fund, and Vanguard Ohio Long-Term Tax-Exempt Fund, respectively.

Vanguard Municipal Bond Funds Statement of Additional Information Changes

The following replaces Other Accounts Managed on page B-40:

James M. D'Arcy manages Vanguard Intermediate-Term Tax-Exempt Fund; as of October 31, 2018, the Fund held assets of $58 billion. As of October 31, 2018, Mr. D'Arcy also managed all or a portion of 4 other registered investment companies with total assets of $13 billion (none of which had advisory fees based on account performance).

Adam M. Ferguson manages Vanguard Limited-Term Tax-Exempt Fund; as of October 31, 2018, the Fund held assets of $26.1 billion. As of October 31, 2018, Mr. Ferguson also managed 3 other registered investment companies with total assets of $20.2 billion (none of which had advisory fees based on account performance).

Mathew M. Kiselak manages Vanguard Long-Term Tax-Exempt Fund and Vanguard High-Yield Tax-Exempt Fund; as of October 31, 2018, the Funds collectively held assets of $24.5 billion. As of October 31, 2018, Mr. Kiselak also managed 1 other registered investment company with total assets of $1.8 billion (advisory fees not based on account performance).

Stephen M. McFee manages Vanguard Tax-Exempt Bond Index Fund; as of January 31, 2020, the Fund held assets of $7.7 billion. As of January 31, 2020, Mr. McFee did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

Justin A. Schwartz manages Vanguard Municipal Money Market Fund and Vanguard Short-Term Tax-Exempt Fund; as of October 31, 2018, the Funds collectively held assets of $34 billion.

Vanguard Massachusetts Tax-Exempt Fund and Vanguard Ohio Long-Term Tax Exempt Bond Fund Statement of Additional Information Changes

The following replaces the second paragraph under Other Accounts Managed on page B-53:

James M. D'Arcy manages Vanguard Pennsylvania Long-Term Tax-Exempt Fund and Vanguard California Long-Term Tax-Exempt Fund; as of November 30, 2018, the Funds collectively held assets of $7.5 billion. As of November 30, 2018, Mr. D'Arcy also managed all or a portion of 2 other registered investment companies with total assets of $62.5 billion (advisory fees not based on account performance).

The following is added to the end of Other Accounts Managed on page B-53:

Stephen M. McFee manages Vanguard Massachusetts Tax-Exempt Fund and Vanguard Ohio Long-Term Tax-Exempt Fund; as of January 31, 2019, the Funds collectively held assets of $3.8 billion. As of January 31, 2020, Mr. McFee did not manage any other registered investment companies, other accounts, or pooled investment vehicles.

© 2020 The Vanguard Group, Inc. All rights reserved. Vanguard Marketing Corporation, Distributor.

SAI 045A 022020